COMMITMENTS	12 Months Ended
Nov. 30, 2019
Commitments [Abstract]
COMMITMENTS [Text Block]
14. COMMITMENTS

In November 2018, Plymouth Rock USA entered into two-year lease agreement for leased premises in Plymouth, Massachusetts, commencing December 1, 2018 and ending on November 30, 2020. The minimum base rent is US$2,917 per month for the period from December 1, 2018 to November 30, 2019 and US$3,005 per month from December 1, 2019 to November 30, 2020.

On April 1, 2019, the Company entered into one-year lease agreement for leased premises in Vancouver, British Columbia, commencing April 1,2019 and ending March 31, 2020. The minimum base rent is $2,500 per month.

Total remaining lease payments as of November 30, 2019 are as follows:

	Plymouth, MA	Vancouver, BC
	US $	CA $
2019	3,005	2,500
2020	33,055	7,500
Total	36,060	10,000

On October 17, 2019, the Company entered into a binding agreement to acquire the intellectual property, finished goods and inventory and name rights from Massachusetts based aerospace and scientific component manufacturer Aerowave Corporation ("Aerowave"). The acquisition is an asset acquisition. Under the terms of the agreement, Plymouth Rock will pay Aerowave's principals 50,000 common shares. The shares will be restricted securities under the US Securities Act and subject to Canadian securities legislation. The fair value of these shares amounting to $22,811 is presented separately as shares to be issued in the consolidated statements of financial position - equity section. The entire purchase consideration was allocated to finished goods as of the acquisition date. As the Company was not able to sell any of the acquired inventory, and it has no evidence to support the value of these finished goods either, the entire amount has been expensed during the year.